Submission	Sep. 17, 2026
Submission [Line Items]
Central Index Key	0001779476
Registrant Name	36Kr Holdings Inc.
Registration File Number	333-290526
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES